PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT
The following table summarizes the movement in the net book value of property and equipment for the years ended December 31:

Net book value	Telecomm-unications equipment	Land, buildings and constructions	Office and other equipment	Equipment not installed and assets under construction	Right-of-use assets		Total

As of January 1, 2019	3,937	202	393	329	2,023		6,884

Additions	80	—	8	1,453	299	*	1,840	*
Disposals	(36)	(1)	(6)	(7)	(35)		(85)
Depreciation charge for the year	(1,032)	(33)	(139)	—	(448)		(1,652)
Impairment	(30)	(1)	(3)	(17)	—		(51)
Transfers	1,210	29	131	(1,370)	—		—
Translation adjustment	177	20	33	28	146		404

As of December 31, 2019	4,306	216	417	416	1,985		7,340

Additions	47	2	32	1,626	446		2,153
Disposals	(50)	(5)	(10)	(12)	(14)		(91)
Depreciation charge for the year	(1,009)	(28)	(123)	—	(416)		(1,576)
Impairment	(28)	(1)	(2)	(7)	(5)		(43)
Transfers	1,282	5	111	(1,396)	(2)		—
Translation adjustment	(498)	(30)	(57)	(59)	(260)		(904)

As of December 31, 2020	4,050	159	368	568	1,734		6,879
Cost	10,893	377	1,330	687	2,526		15,813
Accumulated depreciation and impairment	(6,843)	(218)	(962)	(119)	(792)		(8,934)

* Prior year comparatives have been re-presented to conform with current year presentation.
There were no material changes in estimates related to property and equipment in 2020 other than the impairment described in Note 10 of US$43 (2019: US$51) and lease term reassessments in Russia and Ukraine (included in ‘Additions’) which had the effect of increasing right-of-use assets by US$181. Please refer to Note 15 for more information regarding Source of estimation uncertainty for lease terms.
During 2020, VEON acquired property and equipment in the amount of US$601 (2019: US$480), which were not paid for as of year-end.
Property and equipment pledged as security for bank borrowings amounts to US$865 as of December 31, 2020 (2019: US$652), and primarily relate to securities for borrowings of PMCL.
The following table summarizes the movement in the net book value of right-of-use assets ("ROU") for the year ended December 31:

Net book value	ROU - Telecommunications Equipment	ROU - Land, Buildings and Constructions	ROU - Office and Other Equipment	Total

As of January 1, 2019	1,601	415	7	2,023

Additions	236	63	—	299
Disposals	(27)	(6)	(2)	(35)
Depreciation charge for the year	(306)	(140)	(2)	(448)
Impairment	—	—	—	—
Transfers	18	(18)	—	—
Translation adjustment	116	30	—	146

As of December 31, 2019	1,638	344	3	1,985

Additions	339	102	5	446
Disposals	(14)	—	—	(14)
Depreciation charge for the year	(309)	(105)	(2)	(416)
Impairment	(1)	(4)	—	(5)
Transfers	—	(2)	—	(2)
Translation adjustment	(217)	(42)	(1)	(260)

As of December 31, 2020	1,436	293	5	1,734
Cost	2,021	496	9	2,526
Accumulated depreciation and impairment	(585)	(203)	(4)	(792)

COMMITMENTS
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2020	2019

Less than 1 year	747	677
Between 1 and 5 years	19	19

Total commitments	766	696

Capital commitments arising from telecommunications licenses
VEON’s ability to generate revenue in the countries it operates is dependent upon the operation of the wireless telecommunications networks authorized under its various licenses for GSM-900/1800, “3G” (UMTS / WCDMA) mobile radiotelephony communications services and “4G” (LTE).
Under the license agreements, operating companies are subject to certain commitments, such as territory or population coverage, level of capital expenditures, and number of base stations to be fulfilled within a certain timeframe. If we are found to be involved in practices that do not comply with applicable laws or regulations, we may be exposed to significant fines, the risk of prosecution or the suspension or loss of our licenses, frequency allocations, authorizations or various permissions, any of which could harm our business, financial condition, results of operations, or cash flows.
After expiration of the license, our operating companies might be subject to additional payments for renewals, as well as new license capital and other commitments.
ACCOUNTING POLICIES
Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful of life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 20 years
Buildings and constructions	10 – 50 years
Office and other equipment	3 – 10 years
Right-of-use assets	Equivalent lease term
Each asset’s residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.
SOURCE OF ESTIMATION UNCERTAINTY
Depreciation and amortization of non-current assets
Depreciation and amortization expenses are based on management estimates of useful life, residual value and amortization method of property and equipment and intangible assets. Estimates may change due to technological developments, competition, changes in market conditions and other factors and may result in changes in the estimated useful life and in the amortization or depreciation charges. Technological developments are difficult to predict and our views on the trends and pace of developments may change over time. Some of the assets and technologies in which the Group invested several years ago are still in use and provide the basis for new technologies.
The useful lives of property and equipment and intangible assets are reviewed at least annually, taking into consideration the factors mentioned above and all other relevant factors. Estimated useful lives for similar types of assets may vary between different entities in the Group due to local factors such as growth rate, maturity of the market, historical and expected replacements or transfer of assets and quality of components used. Estimated useful life for right-of-use assets is directly impacted by the equivalent lease term, refer to Note 15 for more information regarding Source of estimation uncertainty for lease terms.